UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	July 29,2011
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   60
Form 13F Information Table Value Total:   149339 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     4199    44275 SH       SOLE                    42625              1650
A T & T INC NEW                COM              00206R102     3741   119097 SH       SOLE                   115597              3500
ABBOTT LABORATORIES            COM              002824100      253     4800 SH       SOLE                     4800
AGILENT TECH INC               COM              00846u101     2794    54665 SH       SOLE                    54290               375
AMERICAN EXPRESS CO            COM              025816109     2822    54589 SH       SOLE                    54589
APACHE CORP                    COM              037411105      429     3480 SH       SOLE                     3355               125
APPLIED MATERIALS INC          COM              038222105     1530   117610 SH       SOLE                   114485              3125
AUTODESK INC                   COM              052769106      965    25000 SH       SOLE                    25000
AUTOMATIC DATA PROCESSINGINC   COM              053015103     2021    38365 SH       SOLE                    37665               700
BERKSHIRE HATHAWAY CL B        COM              084670702     2981    38520 SH       SOLE                    37720               800
BOEING CO                      COM              097023105     2202    29785 SH       SOLE                    28935               850
BOSWELL JG CO COM              COM              101205102      370      481 SH       SOLE                       50               431
CHEVRON CORP NEW               COM              166764100     7485    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     3472    55455 SH       SOLE                    52805              2650
COCA COLA CO                   COM              191216100     4141    61535 SH       SOLE                    58985              2550
CONOCOPHILLIPS                 COM              20825c104     3392    45117 SH       SOLE                    43367              1750
COOPER INDUSTRIES PLC          COM              g24140108     1531    25665 SH       SOLE                    25415               250
COSTCO WHOLESALE CORP          COM              22160k105     3057    37633 SH       SOLE                    36833               800
DEERE & COMPANY                COM              244199105     3957    47995 SH       SOLE                    47195               800
DISNEY WALT CO                 COM              254687106     3282    84065 SH       SOLE                    82365              1700
DOMINION RESOURCES INC         COM              25746u109      432     8960 SH       SOLE                     6110              2850
DU PONT E I DE NEMOURS& CO     COM              263534109     3664    67790 SH       SOLE                    65290              2500
EMERSON ELECTRIC CO            COM              291011104     3711    65980 SH       SOLE                    63930              2050
ESTEE LAUDER CO INC CL A       COM              518439104     3682    35000 SH       SOLE                    33650              1350
EXELON CORP                    COM              30161n101      217     5055 SH       SOLE                     3705              1350
EXXON MOBIL CORP               COM              30231g102     5314    65295 SH       SOLE                    62845              2450
FEDEX CORP                     COM              31428x106     2209    23287 SH       SOLE                    22787               500
GENERAL ELECTRIC CO            COM              369604103     1732    91837 SH       SOLE                    91087               750
GOLD ONE INTL LMT ADR          COM              380662106       52    10000 SH       SOLE                    10000
GOOGLE INC CLA                 COM              38259p508     1585     3130 SH       SOLE                     2995               135
HEWLETT-PACKARD CO DE          COM              428236103     2225    61130 SH       SOLE                    58730              2400
HOME DEPOT INC                 COM              437076102     1453    40110 SH       SOLE                    40110
INTEL CORP                     COM              458140100     4009   180904 SH       SOLE                   176904              4000
INTL BUSINESS MACH             COM              459200101     3666    21369 SH       SOLE                    21169               200
JOHNSON & JOHNSON              COM              478160104     3721    55940 SH       SOLE                    53790              2150
JPMORGAN CHASE & CO            COM              46625h100     2476    60485 SH       SOLE                    58585              1900
KELLOGG COMPANY                COM              487836108     3068    55460 SH       SOLE                    52960              2500
LILLY ELI & CO                 COM              532457108     3620    96455 SH       SOLE                    93205              3250
LOEWS CORP                     COM              540424108     1772    42090 SH       SOLE                    41590               500
MEDTRONIC INC                  COM              585055106     3541    91915 SH       SOLE                    88715              3200
MICROSOFT CORP                 COM              594918104     4457   171406 SH       SOLE                   164706              6700
MIDWAY GOLD CORP               COM              598153104       29    15000 SH       SOLE                    15000
NEWS CORP LTD CL A             COM              65248E104     2053   115983 SH       SOLE                   114783              1200
NOBLE ENERGY INC COM           COM              655044105     2422    27025 SH       SOLE                    26475               550
NORDSTROM INC                  COM              655664100     1408    30000 SH       SOLE                    30000
NOVARTIS AG ADR                COM              66987v109     2232    36519 SH       SOLE                    36119               400
PACCAR INC                     COM              693718108     1878    36750 SH       SOLE                    35250              1500
PENTAIR INC                    COM              709631105     1602    39685 SH       SOLE                    37935              1750
PHILIP MORRIS INTL INCCOM      COM              718172109     2484    37200 SH       SOLE                    35650              1550
PROCTER & GAMBLE CO            COM              742718109     4224    66448 SH       SOLE                    64348              2100
SCHLUMBERGER LMT               COM              806857108     3802    44005 SH       SOLE                    42305              1700
SIEMENS ADR                    COM              826197501      567     4125 SH       SOLE                     3925               200
SIGMA ALDRICH CORP             COM              826552101     2275    31005 SH       SOLE                    30405               600
SYSCO CORP                     COM              871829107     2679    85930 SH       SOLE                    82880              3050
US BANCORP DEL COMNEW          COM              902973304     1588    62250 SH       SOLE                    60500              1750
VERIZON COMMUNICATIONS         COM              92343V104      214     5750 SH       SOLE                     5750
WAL-MART STORES INC            COM              931142103     3820    71890 SH       SOLE                    69190              2700
WASHINGTON POST CO CLB         COM              939640108     1312     3131 SH       SOLE                     3081                50
WELLS FARGO & CO NEW           COM              949746101     1778    63366 SH       SOLE                    60866              2500
ISHARES BARCLAYS US AGGREGATE                   464287226     1461 13700.000SH       SOLE                13500.000           200.000
Report Summary		     60 Data Records    (X1000)    149339 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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